Goodwill - Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line items]
Goodwill, beginning of period	€ 8,898
Changes in book value [Abstract]
Acquisitions	1,548	€ 140
Translation differences and other	(836)	248
Goodwill, end of period	7,731	8,898
Goodwill [Member]
Goodwill [Line items]
Goodwill, beginning of period	8,898	8,523
Changes in book value [Abstract]
Acquisitions	1,548	140
Divestments and transfers to assets classified as held for sale	(1,878)	(13)
Translation differences and other	(836)	248
Goodwill, end of period	7,731	8,898
Goodwill [Member] | Cost
Goodwill [Line items]
Goodwill, beginning of period	11,151	10,704
Changes in book value [Abstract]
Goodwill, end of period	9,074	11,151
Goodwill [Member] | Accumulated impairment [Member]
Goodwill [Line items]
Goodwill, beginning of period	(2,253)	(2,181)
Changes in book value [Abstract]
Goodwill, end of period	€ (1,343)	€ (2,253)